PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)

Common Stocks – 59.4% of Net Assets
	Aerospace & Defense – 1.4%
47	AAR Corp.(a)	$2,481
12	Axon Enterprise, Inc.(a)	2,528
118	Boeing Co.(a)	24,400
8	L3Harris Technologies, Inc.	1,561
8	Lockheed Martin Corp.	3,716
17	Moog, Inc., Class A	1,532
26	Raytheon Technologies Corp.	2,597

		38,815

	Air Freight & Logistics – 0.5%
71	Expeditors International of Washington, Inc.	8,082
6	FedEx Corp.	1,367
41	GXO Logistics, Inc.(a)	2,178
17	United Parcel Service, Inc., Class B	3,057

		14,684

	Automobile Components – 0.6%
8	Aptiv PLC(a)	823
157	BorgWarner, Inc.	7,556
118	Dana, Inc.	1,745
73	Magna International, Inc.	3,808
51	Mobileye Global, Inc., Class A(a)	1,920
14	Visteon Corp.(a)	1,965

		17,817

	Automobiles – 1.0%
308	General Motors Co.	10,176
96	Tesla, Inc.(a)	15,774
16	Thor Industries, Inc.	1,264

		27,214

	Banks – 2.8%
66	Ameris Bancorp	2,211
372	Bank of America Corp.	10,892
207	Citigroup, Inc.	9,744
31	Citizens Financial Group, Inc.	959
47	East West Bancorp, Inc.	2,429
119	First Financial Bancorp	2,463
364	FNB Corp.	4,179
254	Fulton Financial Corp.	3,030
110	Huntington Bancshares, Inc.	1,232
68	International Bancshares Corp.	2,902
59	JPMorgan Chase & Co.	8,156
48	KeyCorp	540
23	PNC Financial Services Group, Inc.	2,996
34	Regions Financial Corp.	621
258	Truist Financial Corp.	8,406
105	Trustmark Corp.	2,508

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
37	U.S. Bancorp	$1,268
64	Webster Financial Corp.	2,387
262	Wells Fargo & Co.	10,415

		77,338

	Beverages – 1.1%
15	Boston Beer Co., Inc., Class A(a)	4,763
43	Coca-Cola Co.	2,758
38	Keurig Dr Pepper, Inc.	1,243
351	Monster Beverage Corp.(a)	19,656
8	PepsiCo, Inc.	1,527

		29,947

	Biotechnology – 1.5%
13	AbbVie, Inc.	1,965
62	Alnylam Pharmaceuticals, Inc.(a)	12,350
6	Amgen, Inc.	1,438
4	Biogen, Inc.(a)	1,217
9	BioMarin Pharmaceutical, Inc.(a)	864
71	CRISPR Therapeutics AG(a)	3,475
20	Gilead Sciences, Inc.	1,644
41	Halozyme Therapeutics, Inc.(a)	1,317
15	Incyte Corp.(a)	1,116
20	Neurocrine Biosciences, Inc.(a)	2,021
15	Regeneron Pharmaceuticals, Inc.(a)	12,027
5	United Therapeutics Corp.(a)	1,151
2	Vertex Pharmaceuticals, Inc.(a)	682

		41,267

	Broadline Retail – 2.3%
56	Alibaba Group Holding Ltd., ADR(a)	4,743
472	Amazon.com, Inc.(a)	49,772
152	eBay, Inc.	7,057
78	Macy’s, Inc.	1,275

		62,847

	Building Products – 0.9%
22	Builders FirstSource, Inc.(a)	2,085
11	Carlisle Cos., Inc.	2,374
21	Carrier Global Corp.	878
92	Fortune Brands Innovations, Inc.	5,952
8	Lennox International, Inc.	2,255
127	Masco Corp.	6,796
118	MasterBrand, Inc.(a)	952
25	Owens Corning	2,670
21	Trex Co., Inc.(a)	1,148

		25,110

	Capital Markets – 3.5%
177	Bank of New York Mellon Corp.	7,539
2	BlackRock, Inc.	1,342

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
8	Cboe Global Markets, Inc.	$1,118
155	Charles Schwab Corp.	8,097
14	CME Group, Inc.	2,601
17	FactSet Research Systems, Inc.	6,999
27	Goldman Sachs Group, Inc.	9,273
99	Intercontinental Exchange, Inc.	10,784
58	Janus Henderson Group PLC	1,505
223	KKR & Co., Inc.	11,835
16	Moody’s Corp.	5,010
19	Morgan Stanley	1,709
14	MSCI, Inc.	6,754
7	Northern Trust Corp.	547
10	S&P Global, Inc.	3,626
108	SEI Investments Co.	6,362
121	State Street Corp.	8,744
7	T. Rowe Price Group, Inc.	786
10	Virtus Investment Partners, Inc.	1,822

		96,453

	Chemicals – 0.5%
3	Air Products & Chemicals, Inc.	883
11	DuPont de Nemours, Inc.	767
6	Ecolab, Inc.	1,007
29	HB Fuller Co.	1,919
22	Innospec, Inc.	2,236
10	Linde PLC	3,694
35	Livent Corp.(a)	765
25	Minerals Technologies, Inc.	1,482
4	Sherwin-Williams Co.	950
15	Stepan Co.	1,383

		15,086

	Commercial Services & Supplies – 0.1%
16	MSA Safety, Inc.	2,076
6	Waste Management, Inc.	996

		3,072

	Communications Equipment – 0.2%
38	Ciena Corp.(a)	1,750
12	F5, Inc.(a)	1,612
21	Lumentum Holdings, Inc.(a)	1,013

		4,375

	Construction & Engineering – 0.2%
59	AECOM	4,900

	Construction Materials – 0.2%
6	Martin Marietta Materials, Inc.	2,179
14	Vulcan Materials Co.	2,452

		4,631

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 1.1%
346	Ally Financial, Inc.	$9,127
55	American Express Co.	8,874
115	Capital One Financial Corp.	11,190
22	Synchrony Financial	649

		29,840

	Consumer Staples Distribution & Retail – 0.8%
30	BJ’s Wholesale Club Holdings, Inc.(a)	2,291
7	Costco Wholesale Corp.	3,522
117	Kroger Co.	5,690
50	Sprouts Farmers Market, Inc.(a)	1,733
13	Target Corp.	2,051
25	Walgreens Boots Alliance, Inc.	881
30	Walmart, Inc.	4,529

		20,697

	Containers & Packaging – 0.1%
8	Ball Corp.	425
46	Sonoco Products Co.	2,789

		3,214

	Distributors – 0.0%
8	Genuine Parts Co.	1,347

	Diversified Consumer Services – 0.2%
17	Grand Canyon Education, Inc.(a)	2,018
37	Service Corp. International	2,597

		4,615

	Diversified REITs – 0.1%
119	American Assets Trust, Inc.	2,166

	Diversified Telecommunication Services – 0.5%
231	AT&T, Inc.	4,082
81	Frontier Communications Parent, Inc.(a)	1,826
36	Iridium Communications, Inc.	2,285
170	Verizon Communications, Inc.	6,601

		14,794

	Electric Utilities – 0.4%
38	American Electric Power Co., Inc.	3,512
43	Eversource Energy	3,337
25	Exelon Corp.	1,061
31	FirstEnergy Corp.	1,234
21	IDACORP, Inc.	2,334

		11,478

	Electrical Equipment – 0.5%
20	Eaton Corp. PLC	3,342
28	Emerson Electric Co.	2,331
14	Hubbell, Inc.	3,771
16	Regal Rexnord Corp.	2,083

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
5	Rockwell Automation, Inc.	$1,417

		12,944

	Electronic Equipment, Instruments & Components – 0.8%
28	Advanced Energy Industries, Inc.	2,422
13	Amphenol Corp., Class A	981
58	Avnet, Inc.	2,393
41	Cognex Corp.	1,955
15	Corning, Inc.	499
8	Keysight Technologies, Inc.(a)	1,157
160	Knowles Corp.(a)	2,701
8	Littelfuse, Inc.	1,938
48	TE Connectivity Ltd.	5,874
3	Teledyne Technologies, Inc.(a)	1,243
3	Zebra Technologies Corp., Class A(a)	864

		22,027

	Energy Equipment & Services – 0.2%
32	Baker Hughes Co.	936
65	ChampionX Corp.	1,760
141	NOV, Inc.	2,362
21	Schlumberger NV	1,036

		6,094

	Entertainment – 2.3%
43	Activision Blizzard, Inc.(a)	3,342
13	Electronic Arts, Inc.	1,655
66	Netflix, Inc.(a)	21,775
53	Take-Two Interactive Software, Inc.(a)	6,587
208	Walt Disney Co.(a)	21,320
546	Warner Bros. Discovery, Inc.(a)	7,431

		62,110

	Financial Services – 2.3%
80	Block, Inc.(a)	4,863
73	Fiserv, Inc.(a)	8,915
6	FleetCor Technologies, Inc.(a)	1,284
40	Global Payments, Inc.	4,508
5	Jack Henry & Associates, Inc.	817
5	Mastercard, Inc., Class A	1,900
236	MGIC Investment Corp.	3,509
105	PayPal Holdings, Inc.(a)	7,980
96	Visa, Inc., Class A	22,342
56	Voya Financial, Inc.	4,283
10	WEX, Inc.(a)	1,774

		62,175

	Food Products – 0.8%
27	Campbell Soup Co.	1,466
43	Conagra Brands, Inc.	1,632
27	Darling Ingredients, Inc.(a)	1,608

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
22	General Mills, Inc.	$1,950
7	Hershey Co.	1,912
44	Hormel Foods Corp.	1,779
21	Ingredion, Inc.	2,230
8	J.M. Smucker Co.	1,235
31	Kellogg Co.	2,163
29	Kraft Heinz Co.	1,139
20	McCormick & Co., Inc.	1,757
53	Mondelez International, Inc., Class A	4,066

		22,937

	Gas Utilities – 0.2%
55	New Jersey Resources Corp.	2,840
24	ONE Gas, Inc.	1,847

		4,687

	Ground Transportation – 0.5%
61	CSX Corp.	1,869
5	J.B. Hunt Transport Services, Inc.	877
11	Norfolk Southern Corp.	2,233
14	Ryder System, Inc.	1,108
7	Saia, Inc.(a)	2,084
119	Uber Technologies, Inc.(a)	3,695
7	Union Pacific Corp.	1,370

		13,236

	Health Care Equipment & Supplies – 1.1%
26	Abbott Laboratories	2,872
3	Align Technology, Inc.(a)	976
32	Baxter International, Inc.	1,526
10	Becton Dickinson & Co.	2,643
2	Cooper Cos., Inc.	763
13	Edwards Lifesciences Corp.(a)	1,144
6	GE HealthCare Technologies, Inc.(a)	488
21	Globus Medical, Inc., Class A(a)	1,221
16	Haemonetics Corp.(a)	1,339
18	Intuitive Surgical, Inc.(a)	5,422
36	LeMaitre Vascular, Inc.	1,944
37	Medtronic PLC	3,365
7	Penumbra, Inc.(a)	1,989
6	Shockwave Medical, Inc.(a)	1,741
5	Stryker Corp.	1,498
2	Teleflex, Inc.	545

		29,476

	Health Care Providers & Services – 1.2%
29	Acadia Healthcare Co., Inc.(a)	2,096
10	Centene Corp.(a)	689
6	Chemed Corp.	3,307
10	Cigna Group	2,533
31	CVS Health Corp.	2,273

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
3	Elevance Health, Inc.	$1,406
19	Encompass Health Corp.	1,219
23	HCA Healthcare, Inc.	6,609
16	Henry Schein, Inc.(a)	1,293
2	Humana, Inc.	1,061
5	Laboratory Corp. of America Holdings	1,134
57	Select Medical Holdings Corp.	1,738
29	Tenet Healthcare Corp.(a)	2,126
9	UnitedHealth Group, Inc.	4,429

		31,913

	Health Care REITs – 0.1%
133	Physicians Realty Trust	1,918
13	Ventas, Inc.	625

		2,543

	Health Care Technology – 0.6%
247	Doximity, Inc., Class A(a)	9,077
40	Veeva Systems, Inc., Class A(a)	7,163

		16,240

	Hotel & Resort REITs – 0.0%
41	Host Hotels & Resorts, Inc.	663

	Hotels, Restaurants & Leisure – 2.1%
5	Booking Holdings, Inc.(a)	13,432
1	Chipotle Mexican Grill, Inc.(a)	2,068
26	Hilton Worldwide Holdings, Inc.	3,744
22	Marriott Vacations Worldwide Corp.	2,960
14	McDonald’s Corp.	4,140
37	Norwegian Cruise Line Holdings Ltd.(a)	494
115	Starbucks Corp.	13,143
52	Travel & Leisure Co.	1,990
8	Wingstop, Inc.	1,601
116	Yum China Holdings, Inc.	7,097
46	Yum! Brands, Inc.	6,467

		57,136

	Household Durables – 0.7%
11	DR Horton, Inc.	1,208
61	KB Home	2,673
25	Meritage Homes Corp.	3,201
130	PulteGroup, Inc.	8,729
63	Taylor Morrison Home Corp.(a)	2,715

		18,526

	Household Products – 0.5%
25	Church & Dwight Co., Inc.	2,428
15	Colgate-Palmolive Co.	1,197
72	Energizer Holdings, Inc.	2,407

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
51	Procter & Gamble Co.	$7,975

		14,007

	Independent Power & Renewable Electricity Producers – 0.1%
114	AES Corp.	2,697

	Industrial Conglomerates – 0.4%
28	3M Co.	2,974
30	General Electric Co.	2,969
23	Honeywell International, Inc.	4,597

		10,540

	Industrial REITs – 0.1%
15	Prologis, Inc.	1,879

	Insurance – 1.5%
6	Allstate Corp.	694
125	American International Group, Inc.	6,630
7	Assurant, Inc.	862
10	Chubb Ltd.	2,016
37	First American Financial Corp.	2,131
20	Hanover Insurance Group, Inc.	2,391
24	Hartford Financial Services Group, Inc.	1,704
9	Marsh & McLennan Cos., Inc.	1,622
17	Prudential Financial, Inc.	1,479
46	Reinsurance Group of America, Inc.	6,547
30	Selective Insurance Group, Inc.	2,890
18	Travelers Cos., Inc.	3,260
38	Willis Towers Watson PLC	8,801

		41,027

	Interactive Media & Services – 3.4%
268	Alphabet, Inc., Class A(a)	28,767
190	Alphabet, Inc., Class C(a)	20,562
157	Meta Platforms, Inc., Class A(a)	37,730
224	Pinterest, Inc., Class A(a)	5,152
54	Yelp, Inc.(a)	1,616

		93,827

	IT Services – 0.5%
12	Accenture PLC, Class A	3,363
36	Cognizant Technology Solutions Corp., Class A	2,150
9	International Business Machines Corp.	1,138
114	Shopify, Inc., Class A(a)	5,523
4	VeriSign, Inc.(a)	887

		13,061

	Leisure Products – 0.1%
99	Mattel, Inc.(a)	1,782
37	YETI Holdings, Inc.(a)	1,460

		3,242

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.5%
8	Agilent Technologies, Inc.	$1,083
40	Illumina, Inc.(a)	8,222
11	Repligen Corp.(a)	1,668
5	Thermo Fisher Scientific, Inc.	2,775
2	West Pharmaceutical Services, Inc.	723

		14,471

	Machinery – 1.4%
15	AGCO Corp.	1,859
5	Caterpillar, Inc.	1,094
8	Cummins, Inc.	1,880
9	Deere & Co.	3,402
14	Dover Corp.	2,046
21	Fortive Corp.	1,325
57	Graco, Inc.	4,520
4	Illinois Tool Works, Inc.	968
34	ITT, Inc.	2,871
27	Oshkosh Corp.	2,066
39	PACCAR, Inc.	2,913
24	Parker-Hannifin Corp.	7,797
40	SPX Technologies, Inc.(a)	2,547
36	Terex Corp.	1,605
29	Toro Co.	3,024

		39,917

	Media – 1.1%
2	Cable One, Inc.	1,517
18	Charter Communications, Inc., Class A(a)	6,637
228	Comcast Corp., Class A	9,432
90	Interpublic Group of Cos., Inc.	3,216
51	Liberty Broadband Corp., Class C(a)	4,324
39	New York Times Co., Class A	1,550
31	Omnicom Group, Inc.	2,808
41	Paramount Global, Class B	956

		30,440

	Metals & Mining – 0.3%
38	Alcoa Corp.	1,411
117	Cleveland-Cliffs, Inc.(a)	1,799
33	Commercial Metals Co.	1,541
9	Newmont Corp.	427
11	Reliance Steel & Aluminum Co.	2,726

		7,904

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
178	Invesco Mortgage Capital, Inc.	1,888
90	KKR Real Estate Finance Trust, Inc.	967

		2,855

	Multi-Utilities – 0.1%
24	Consolidated Edison, Inc.	2,363

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
10	DTE Energy Co.	$1,124
6	WEC Energy Group, Inc.	577

		4,064

	Office REITs – 0.4%
259	Brandywine Realty Trust	1,018
122	Corporate Office Properties Trust	2,792
85	Douglas Emmett, Inc.	1,095
113	Easterly Government Properties, Inc.	1,590
133	Highwoods Properties, Inc.	3,048
37	Kilroy Realty Corp.	1,082

		10,625

	Oil, Gas & Consumable Fuels – 1.8%
169	Antero Midstream Corp.	1,819
44	Antero Resources Corp.(a)	1,012
201	APA Corp.	7,407
16	Chevron Corp.	2,697
111	CNX Resources Corp.(a)	1,724
97	ConocoPhillips	9,980
84	EOG Resources, Inc.	10,036
37	Exxon Mobil Corp.	4,379
30	HF Sinclair Corp.	1,323
128	Kinder Morgan, Inc.	2,195
22	ONEOK, Inc.	1,439
17	Phillips 66	1,683
58	Range Resources Corp.	1,534
237	Southwestern Energy Co.(a)	1,230
8	Valero Energy Corp.	917
44	Williams Cos., Inc.	1,331

		50,706

	Passenger Airlines – 0.2%
52	Alaska Air Group, Inc.(a)	2,260
86	Delta Air Lines, Inc.(a)	2,951
174	JetBlue Airways Corp.(a)	1,242

		6,453

	Personal Care Products – 0.0%
4	Estee Lauder Cos., Inc., Class A	987

	Pharmaceuticals – 1.5%
32	Bristol-Myers Squibb Co.	2,137
6	Eli Lilly & Co.	2,375
14	Jazz Pharmaceuticals PLC(a)	1,967
45	Johnson & Johnson	7,366
35	Merck & Co., Inc.	4,041
52	Novartis AG, ADR	5,334
44	Novo Nordisk AS, ADR	7,352
29	Perrigo Co. PLC	1,078
66	Pfizer, Inc.	2,567

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
133	Roche Holding AG, ADR	$5,216
19	Zoetis, Inc.	3,340

		42,773

	Professional Services – 0.6%
5	Automatic Data Processing, Inc.	1,100
14	Concentrix Corp.	1,351
26	Equifax, Inc.	5,418
20	Exponent, Inc.	1,841
27	Korn Ferry	1,297
11	Leidos Holdings, Inc.	1,026
16	ManpowerGroup, Inc.	1,211
6	Paychex, Inc.	659
5	Paycom Software, Inc.(a)	1,452
11	Paylocity Holding Corp.(a)	2,126

		17,481

	Real Estate Management & Development – 0.4%
132	CBRE Group, Inc., Class A(a)	10,119
14	Jones Lang LaSalle, Inc.(a)	1,947

		12,066

	Residential REITs – 0.2%
8	AvalonBay Communities, Inc.	1,443
12	Camden Property Trust	1,321
30	Equity Residential	1,897

		4,661

	Retail REITs – 0.3%
202	Brixmor Property Group, Inc.	4,309
66	National Retail Properties, Inc.	2,871
7	Simon Property Group, Inc.	793

		7,973

	Semiconductors & Semiconductor Equipment – 2.6%
34	Advanced Micro Devices, Inc.(a)	3,038
19	Analog Devices, Inc.	3,418
5	Broadcom, Inc.	3,132
15	Cirrus Logic, Inc.(a)	1,287
106	Intel Corp.	3,292
37	Lattice Semiconductor Corp.(a)	2,949
16	Micron Technology, Inc.	1,030
128	NVIDIA Corp.	35,519
11	Qorvo, Inc.(a)	1,013
74	QUALCOMM, Inc.	8,643
14	Silicon Laboratories, Inc.(a)	1,950
19	Synaptics, Inc.(a)	1,683
19	Texas Instruments, Inc.	3,177
11	Universal Display Corp.	1,468
22	Wolfspeed, Inc.(a)	1,024

		72,623

Shares	Description	Value (†)

Common Stocks – continued
	Software – 5.4%
25	Adobe, Inc.(a)	$9,439
8	ANSYS, Inc.(a)	2,511
6	Aspen Technology, Inc.(a)	1,062
71	Autodesk, Inc.(a)	13,830
6	Cadence Design Systems, Inc.(a)	1,257
8	Ceridian HCM Holding, Inc.(a)	508
42	Dynatrace, Inc.(a)	1,776
6	Intuit, Inc.	2,664
146	Microsoft Corp.	44,860
279	Oracle Corp.	26,427
14	Qualys, Inc.(a)	1,581
6	Roper Technologies, Inc.	2,728
110	Salesforce, Inc.(a)	21,821
4	ServiceNow, Inc.(a)	1,838
13	SPS Commerce, Inc.(a)	1,915
4	Synopsys, Inc.(a)	1,485
4	Tyler Technologies, Inc.(a)	1,516
70	Workday, Inc., Class A(a)	13,030

		150,248

	Specialized REITs – 0.2%
4	American Tower Corp.	817
8	Crown Castle, Inc.	985
2	Equinix, Inc.	1,448
30	VICI Properties, Inc.	1,018
25	Weyerhaeuser Co.	748

		5,016

	Specialty Retail – 0.6%
7	Asbury Automotive Group, Inc.(a)	1,354
22	Boot Barn Holdings, Inc.(a)	1,594
14	Dick’s Sporting Goods, Inc.	2,030
10	Five Below, Inc.(a)	1,974
12	Home Depot, Inc.	3,606
7	Lithia Motors, Inc.	1,546
5	Ross Stores, Inc.	534
29	TJX Cos., Inc.	2,286
14	Williams-Sonoma, Inc.	1,695

		16,619

	Technology Hardware, Storage & Peripherals – 0.7%
108	Apple, Inc.	18,326
50	Hewlett Packard Enterprise Co.	716
30	HP, Inc.	891

		19,933

	Textiles, Apparel & Luxury Goods – 0.6%
13	Crocs, Inc.(a)	1,608
6	Deckers Outdoor Corp.(a)	2,876
34	NIKE, Inc., Class B	4,309
27	PVH Corp.	2,317

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
435	Under Armour, Inc., Class A(a)	$3,858
185	Under Armour, Inc., Class C(a)	1,487

		16,455

	Trading Companies & Distributors – 0.2%
15	GATX Corp.	1,709
11	Watsco, Inc.	3,810

		5,519

	Water Utilities – 0.2%
20	American States Water Co.	1,775
8	American Water Works Co., Inc.	1,186
46	Essential Utilities, Inc.	1,964

		4,925

	Total Common Stocks (Identified Cost $1,708,604)	1,639,408

Principal Amount

Bonds and Notes – 3.8%
	Apartment REITs – 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	874

	Automotive – 0.1%
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	968

	Banking – 0.7%
1,000	American Express Co., 3.700%, 8/03/2023	995
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	943
1,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	987
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	984
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	898
1,000	Citigroup, Inc., 4.600%, 3/09/2026	988
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	974
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	980
1,000	KeyCorp, MTN, 2.550%, 10/01/2029	814
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	935
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	966
1,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	889

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	$936
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	989
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	971
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	974
1,000	State Street Corp., 2.400%, 1/24/2030	870
1,000	Truist Bank, 3.200%, 4/01/2024	978
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	959

		18,030

	Brokerage – 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	887
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	713

		1,600

	Building Materials – 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	951

	Diversified Manufacturing – 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,924
1,000	Emerson Electric Co., 2.000%, 12/21/2028	887

		2,811

	Electric – 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	984
1,000	Entergy Corp., 0.900%, 9/15/2025	911
1,000	Exelon Corp., 4.050%, 4/15/2030	960
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	849
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	971

		4,675

	Environmental – 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	802

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Finance Companies – 0.1%
$1,000	Ares Capital Corp., 3.250%, 7/15/2025	$927
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	865

		1,792

	Food & Beverage – 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	909
1,000	General Mills, Inc., 4.000%, 4/17/2025	988
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	888
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	918

		3,703

	Government Owned - No Guarantee – 0.1%
1,000	Equinor ASA, 3.625%, 4/06/2040	868
1,000	Federal National Mortgage Association, 6.625%, 11/15/2030	1,194

		2,062

	Health Care REITs – 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	839

	Health Insurance – 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	985
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,103

		2,088

	Healthcare – 0.1%
1,000	Cigna Group, 3.750%, 7/15/2023	996
1,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	961
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	952

		2,909

	Integrated Energy – 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	974
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,164

		2,138

	Mortgage Related – 0.9%
7,474	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(b)	6,476

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$5,673	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	$5,096
1,895	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,761
956	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	915
2,842	Federal National Mortgage Association, 2.500%, 4/01/2052	2,462
1,886	Federal National Mortgage Association, 3.000%, 4/01/2052	1,696
5,652	Federal National Mortgage Association, 3.500%, with various maturities in 2052(b)	5,252
968	Federal National Mortgage Association, 4.000%, 9/01/2052	925
956	Government National Mortgage Association, 3.000%, 6/20/2052	872

		25,455

	Natural Gas – 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	918

	Office REITs – 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	965
1,000	Boston Properties LP, 2.750%, 10/01/2026	891
1,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	755

		2,611

	Other REITs – 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	792

	Pharmaceuticals – 0.1%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	977

	Property & Casualty Insurance – 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	904

	Railroads – 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	945

	Restaurants – 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	865

	Retailers – 0.0%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	874

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – 0.2%
$1,000	Apple, Inc., 2.500%, 2/09/2025	$970
1,000	Broadcom, Inc., 4.110%, 9/15/2028	962
1,000	Intel Corp., 2.450%, 11/15/2029	882
1,000	International Business Machines Corp., 4.000%, 6/20/2042	858
1,000	NVIDIA Corp., 2.850%, 4/01/2030	917
1,000	Oracle Corp., 2.950%, 5/15/2025	964
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	806

		6,359

	Treasuries – 0.6%
2,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	1,166
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,595
1,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	796
2,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	1,708
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,497
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,746
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	1,753
5,000	U.S. Treasury Notes, 0.375%, 11/30/2025	4,579

		16,840

	Utility Other – 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	839

	Wireless – 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,077

	Total Bonds and Notes (Identified Cost $117,579)	105,698

Shares

Exchange-Traded Funds – 9.3%
3,454	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $262,915)	254,871

Mutual Funds – 14.4%
11,287	WCM Focused Emerging Markets Fund, Institutional Class	147,289
11,427	WCM Focused International Growth Fund, Institutional Class	249,788

Shares	Description	Value (†)

Mutual Funds – continued
	Total Mutual Funds (Identified Cost $487,349)	$397,077

Affiliated Mutual Funds – 10.6%
4,907	Mirova Global Green Bond Fund, Class N	40,582
21,379	Mirova International Sustainable Equity Fund, Class N	252,917

	Total Affiliated Mutual Funds (Identified Cost $347,534)	293,499

Principal Amount

Short-Term Investments – 3.3%
$90,659	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $90,675 on 5/01/2023 collateralized by $84,300 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $92,731 including accrued interest(c) (Identified Cost $90,659)	90,659

	Total Investments – 100.8% (Identified Cost $3,014,640)	2,781,212
	Other assets less liabilities – (0.8)%	(20,759)

	Net Assets – 100.0%	$2,760,453

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $935 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$39,714	$2,655	$1,734	$(482)	$429	$40,582	4,907	$—
Mirova International Sustainable Equity Fund, Class N	251,068	392	5,044	(1,413)	7,914	252,917	21,379	392

	$290,782	$3,047	$6,778	$(1,895)	$8,343	$293,499	26,286	$392

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,639,408	$—	$—	$1,639,408
Bonds and Notes*	—	105,698	—	105,698
Exchange-Traded Funds	254,871	—	—	254,871
Mutual Funds	397,077	—	—	397,077
Affiliated Mutual Funds	293,499	—	—	293,499
Short-Term Investments	—	90,659	—	90,659

Total	$2,584,855	$196,357	$—	$2,781,212

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	92.2%
Fixed Income	5.3
Short-Term Investments	3.3

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%